CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2020
CAPITAL STOCK.
Schedule of details of capital stock

	2019
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	4,601,837,380	4.65	230
Directors (Note 1b):
Ririek Adriansyah	1,156,955	0	0
Harry Mozarta Zen	474,692	0	0
Faizal Rochmad Djoemadi	126,800	0	0
Bogi Witjaksono	55,000	0	0
Edi Witjara	32,500	0	0
Siti Choirina	540	0	0
Public (individually less than 5%)	42,856,179,173	43.26	2,143
Total	99,062,216,600	100.00	4,953

	2020
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	3,839,380,280	3.88	192
Directors (Note 1b):
Ririek Adriansyah	1,156,955	0	0
Budi Setyawan Wijaya	275,000	0	0
Dian Rachmawan	120,222	0	0
Afriwandi	42,500	0	0
Herlan Wijanarko	42,500	0	0
Edi Witjara	32,500	0	0
Public (individually less than 5%)	43,618,813,083	44.03	2,181
Total	99,062,216,600	100.00	4,953

*    The Bank of New York Mellon Corporation serves as the Depositary of the registered ADS holders for the Company’s ADSs.